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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01920
                                   ---------------------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  645 Madison Avenue             New York, New York                   10022
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)

                               Philippe E. Baumann

 Stralem & Company Incorporated      645 Madison Avenue      New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                           ---------------------------

Date of reporting period:       April 30, 2009
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
STRALEM
FUND



                                    Stralem Equity Fund
                                    (a series of Stralem Fund)

                                    SEMI-ANNUAL REPORT
                                    APRIL 30, 2009
                                    (unaudited)

STRALEM EQUITY FUND
================================================================================
LETTER TO SHAREHOLDERS
MAY 2009

Dear Shareholder,

During the first six months of the Stralem Equity Fund's (the "Fund") fiscal year (November 2008 through April 2009), the stock market continued its downward movement begun in the fall of 2007. During this period, the Fund was down 9.5% (net after fees) versus the S&P 500 Index which was down 8.5% (gross before fees). The broad decline in the market allowed the Fund to increase its holdings of some extremely well run companies characterized by excellent balance sheets, the ability to internally generate cash flow to finance the growth of their business, the ability to gain market share because of their strength and positions and an ability to obtain support from their suppliers who wish to remain suppliers.

The equity market rally that started on March 9th brought the S&P 500 up 29% from that date through the end of April, driven in part by the improvement in the "second derivative" of economic statistics (a decrease in the rate of worsening), and of potential "green shoots" of economic recovery.

Banks have been touting their return to "profitable" results in the first quarter of 2009, which we believe were in large part due to accounting factors and unsustainable one-time gains from trading and from mortgage refinancing. However, riding the wave of optimism, the banks have seized this window of opportunity to raise equity capital, and thereby improve their capital adequacy ratios. As for non-financial companies, even though "year-over-year" earnings figures were down substantially, a number of these companies have also reported significant upside earnings "surprises," beating analysts' bottom-line EPS estimates, and further fueling investor optimism. However, closer examination of the first quarter of 2009 results shows that most of the time, top-line revenues have not surprised to the upside. In other words, companies' positive earnings surprises were achieved through very steep cost-cutting, i.e., job cuts and reduced capital expenditures.

The prospects of further weakening in consumer spending due to unemployment, and continued weakening of business spending do not help the already faltering aggregate demand picture. Weak aggregate demand, excess capacity, climbing loan default rates and continued levels of excessive leverage still paint a tepid fundamental backdrop for the current rally. In fact, some of the industry groups that have risen the most in the rally since March 9th are exactly the ones that we see being most challenged as far as earnings power going forward.

Although the overall picture remains bleak, we continue to remain confident in our portfolio companies' ability to weather the downturn and come out on the other side with increased market share. In addition, more operationally sound, well-managed companies with historically low valuations continue to appear on our radar. At Stralem, we continue to wait patiently for our desired names to approach our price target levels in this volatile market.

Sincerely,

Stralem & Company Incorporated

THIS REPORT REFLECTS OUR VIEWS AND OPINIONS AS OF MAY, 2009. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. IT WAS PREPARED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS IT IS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH DESCRIBES THE FUND'S OBJECTIVES, RISKS, POLICIES, EXPENSES AND OTHER IMPORTANT INFORMATION. INVESTORS ARE ADVISED TO READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE DATA CONTAINED HEREIN. THE FUND CAN SUFFER LOSSES AS WELL AS GAINS. FOR MORE CURRENT INFORMATION THROUGHOUT THE YEAR PLEASE CONTACT THE FUND BY CALLING 1-866-822-9555.

STRALEM EQUITY FUND
================================================================================

PORTFOLIO INFORMATION
APRIL 30, 2009 (UNAUDITED)

                              [PIE CHART OMITTED]

                          Money Market Funds - 3%
                          Consumer Discretionary - 4%
                          Consumer Staples - 5%
                          Energy - 17%
                          Financials - 3%
                          Health Care - 11%
                          Industrials - 25%
                          Information Technology - 15%
                          Utilities - 11%
                          U.S. Treasury Bills - 6%

 * Percentages are based on Fund's total portfolio.

STRALEM EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

   SHARES    COMMON STOCKS -- 90.8%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 3.6%
             HOTELS, RESTAURANTS & LEISURE -- 3.6%
    53,300      McDonald's Corp.                                   $  2,840,357
                                                                   ------------

             CONSUMER STAPLES -- 5.0%
             HOUSEHOLD PRODUCTS -- 2.1%
    32,900      Procter & Gamble Co. (The)                            1,626,576
                                                                   ------------

             PERSONAL PRODUCTS -- 2.9%
   100,700      Avon Products, Inc.                                   2,291,932
                                                                   ------------

             ENERGY -- 17.0%
             ENERGY EQUIPMENT & SERVICES -- 0.9%
    14,000      Schlumberger Ltd.                                       685,860
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 16.1%
    46,400      Chevron Corp.                                         3,067,040
    47,900      Devon Energy Corp.                                    2,483,615
    63,500      Occidental Petroleum Corp.                            3,574,415
    99,600      XTO Energy, Inc.                                      3,452,136
                                                                   ------------
                                                                     12,577,206
                                                                   ------------
             FINANCIALS --  2.8%
             INSURANCE -- 2.8%
    87,500      Loews Corp.                                           2,177,875
                                                                   ------------

             HEALTH CARE -- 10.7%
             PHARMACEUTICALS -- 10.7%
    41,200      Abbott Laboratories                                   1,724,220
    58,500      Eli Lilly & Co.                                       1,925,820
    37,400      Johnson & Johnson                                     1,958,264
   209,300      Pfizer, Inc.                                          2,796,248
                                                                   ------------
                                                                      8,404,552
                                                                   ------------
             INDUSTRIALS -- 24.8%
             AEROSPACE & DEFENSE -- 5.7%
    37,800      L-3 Communications Holdings, Inc.                     2,878,470
    33,100      United Technologies Corp.                             1,616,604
                                                                   ------------
                                                                      4,495,074
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 3.7%
    84,800      Emerson Electric Co.                                  2,886,592
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 3.8%
    13,700      3M Co.                                                  789,120
   175,000      General Electric Co.                                  2,213,750
                                                                   ------------
                                                                      3,002,870
                                                                   ------------
             MACHINERY -- 11.6%
    76,900      Caterpillar, Inc                                      2,736,102
    52,200      Danaher Corp.                                         3,050,568
    72,500      Parker Hannifin Corp.                                 3,287,875
                                                                   ------------
                                                                      9,074,545
                                                                   ------------

See notes to financial statements.

STRALEM EQUITY FUND
================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)

   SHARES    COMMON STOCKS -- 90.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 15.8%
             COMMUNICATIONS EQUIPMENT -- 2.8%
   112,700      Cisco Systems, Inc. (a)                            $  2,177,364
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 7.2%
    65,500      Hewlett-Packard Co.                                   2,356,690
    31,800      International Business Machines Corp.                 3,282,078
                                                                   ------------
                                                                      5,638,768
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
   146,400      Intel Corp.                                           2,310,192
                                                                   ------------

             SOFTWARE -- 2.8%
   107,100      Microsoft Corp.                                       2,169,846
                                                                   ------------

             UTILITIES -- 11.1%
             ELECTRIC UTILITIES -- 7.3%
   223,300      Duke Energy Corp.                                     3,083,773
    91,300      Southern Co. (The)                                    2,636,744
                                                                   ------------
                                                                      5,720,517
                                                                   ------------
             MULTI-UTILITIES -- 3.8%
    80,600      Consolidated Edison, Inc.                             2,992,678
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $79,627,747)                $ 71,072,804
                                                                   ------------

 PRINCIPAL   UNITED STATES TREASURY SECURITIES -- 6.4%                 VALUE
--------------------------------------------------------------------------------
$1,000,000      U.S. Treasury Bills, 0.14%*, due May 7, 2009       $    999,996
 3,000,000      U.S. Treasury Bills, 0.12%*, due June 4, 2009         2,999,868
 1,000,000      U.S. Treasury Bills, 0.04%*, due June 18, 2009          999,924
                                                                   ------------
             TOTAL UNITED STATES TREASURY SECURITIES
             (Cost $4,999,530)                                     $  4,999,788
                                                                   ------------

   SHARES    MONEY MARKET FUNDS -- 2.8%                                VALUE
--------------------------------------------------------------------------------
 2,175,825   Dreyfus Treasury Prime Money Market Fund, 0.00%**
             (Cost $2,175,825)                                     $  2,175,825
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
             (Cost $86,803,102)                                    $ 78,248,417

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                1,362
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 78,249,779
                                                                   ============

(a)   Non-income producing.

*     Annualized yield at time of purchase, not a coupon rate.

**    Rate shown is the 7-day effective yield at April 30, 2009.

See notes to financial statements.

STRALEM EQUITY FUND
-================================================================================
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)
ASSETS
   Investments, at value (cost $86,803,102)                          $ 78,248,417
   Dividends receivable                                                   103,198
   Other                                                                   13,542
                                                                     ------------
   TOTAL ASSETS                                                        78,365,157
                                                                     ------------

LIABILITIES
   Payable to Investment Adviser (Note 3)                                  69,523
   Payable to the Administrator (Note 3)                                    9,700
   Accrued expenses and other liabilities                                  36,155
                                                                     ------------
   TOTAL LIABILITIES                                                      115,378
                                                                     ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST   $ 78,249,779
                                                                     ============

NET ASSET VALUE PER SHARE - BASED ON 862,399 SHARES OF BENEFICIAL
   INTEREST OUTSTANDING (OFFERING PRICE AND REDEMPTION PRICE)        $      90.74
                                                                     ============

ANALYSIS OF NET ASSETS:
   Paid-in capital                                                   $ 93,132,792
   Accumulated undistributed net investment income                        640,326
   Accumulated net realized losses from security transactions          (6,968,654)
   Net unrealized depreciation                                         (8,554,685)
                                                                     ------------
                                                                     $ 78,249,779
                                                                     ============

See notes to financial statements.

STRALEM EQUITY FUND
=================================================================================
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
INVESTMENT INCOME
   Dividends                                                          $ 1,284,874
   Interest                                                                 2,829
                                                                      -----------
   TOTAL INCOME                                                         1,287,703
                                                                      -----------

EXPENSES
   Investment advisory fees (Note 3)                                      443,632
   Professional fees                                                      124,406
   Administration fees (Note 3)                                            48,160
   Transfer agent fees (Note 3)                                            12,000
   Trustees' fees and expenses                                             10,794
   Insurance expense                                                        6,376
   Tax expense                                                              4,155
   Printing expenses                                                        3,054
   Other expenses                                                          19,786
                                                                      -----------
   TOTAL EXPENSES                                                         672,363
                                                                      -----------

NET INVESTMENT INCOME                                                     615,340
                                                                      -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions                         (5,013,357)
Net change in unrealized appreciation (depreciation) on investments    (3,637,007)
                                                                      -----------
Net realized and unrealized losses on investments                      (8,650,364)
                                                                      -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(8,035,024)
                                                                      ===========

See notes to financial statements.

STRALEM EQUITY FUND
============================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED        YEAR ENDED
                                                               APRIL 30, 2009    OCTOBER 31,
                                                                 (UNAUDITED)        2008
--------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income                                        $    615,340    $  1,274,247
   Net realized losses from security transactions                 (5,013,357)     (1,955,297)
   Net change in unrealized appreciation
      (depreciation) on investments                               (3,637,007)    (31,602,850)
                                                                ------------    ------------
    Net decrease in net assets from operations                    (8,035,024)    (32,283,900)
                                                                ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   Investment income                                                      --      (1,270,753)
                                                                ------------    ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       6,898,723       8,518,948
   Net asset value of shares issued in
      reinvestment of distributions                                       --       1,012,588
   Payments for shares redeemed                                   (9,068,913)    (18,433,111)
                                                                ------------    ------------
   Net decrease in net assets from capital share transactions     (2,170,190)     (8,901,575)
                                                                ------------    ------------

TOTAL DECREASE IN NET ASSETS                                     (10,205,214)    (42,456,228)
Net assets at beginning of period                                 88,454,993     130,911,221
                                                                ------------    ------------

NET ASSETS AT END OF PERIOD                                     $ 78,249,779    $ 88,454,993
                                                                ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME AT END OF PERIOD                                      $    640,326    $     24,986
                                                                ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                        81,732          76,998
   Shares reinvested                                                      --          10,474
   Shares redeemed                                                  (101,906)       (149,405)
                                                                ------------    ------------
   Net decrease in shares outstanding                                (20,174)        (61,933)
   Shares outstanding, beginning of period                           882,573         944,506
                                                                ------------    ------------
   Shares outstanding, end of period                                 862,399         882,573
                                                                ============    ============

See notes to financial statements.

STRALEM EQUITY FUND
===================================================================================================================================
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                                    TEN MONTHS       YEAR
                                               APRIL 30,              YEAR ENDED OCTOBER 31,                 ENDED         ENDED
                                                 2009        ----------------------------------------     OCTOBER 31,   DECEMBER 31,
                                              (UNAUDITED)       2008           2007           2006           2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                        $   100.22     $   138.60     $   122.32     $   113.01     $   104.45     $    91.41
                                              ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income                            0.71           1.54           1.01           0.84           0.19           0.72
   Net gains (losses) on securities               (10.19)        (38.39)         16.32           9.31           8.56          13.03
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations                   (9.48)        (36.85)         17.33          10.15           8.75          13.75
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
   Dividends from net
      investment income                               --          (1.53)         (1.00)         (0.84)         (0.19)         (0.71)
   Distributions from realized gains                  --             --          (0.05)            --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                                   --          (1.53)         (1.05)         (0.84)         (0.19)         (0.71)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                $    90.74     $   100.22     $   138.60     $   122.32     $   113.01     $   104.45
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (a)                                 (9.46)%(b)     (26.55)%        14.18%          8.98%          8.38%(b)      15.05%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $   78,250     $   88,455     $  130,911     $   77,080     $   60,690     $   47,026
   Ratio of expenses to
      average net assets                           1.75%(c)       1.53%          1.53%          1.70%          1.57%(b)       1.86%
   Ratio of net investment income to
      average net assets                           1.60%(c)       1.10%          0.83%          0.76%          0.18%(b)       0.81%
   Portfolio turnover rate                           14%(b)         22%            22%            18%            18%(b)         26%

(a) Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Not annualized.

(c)   Annualized.

See notes to financial statements.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the "Fund") is a non-diversified series of Stralem Fund (the "Trust"), a Delaware statutory trust reorganized on April 30, 1999 with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940.

The Fund's investment objective is long-term capital appreciation.

INVESTMENT VALUATION:

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid quote. U.S. Treasury Bills and other short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair valuation would be initiated in instances when prices of individual portfolio securities are "not readily available" or when there is an occurrence of a "significant event" that occurs after market closings but before the Fund's NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INCOME TAXES:

The Fund's policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, only nominal federal income taxes and excise taxes were paid by the Fund.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax benefit or expense in the current year. Management has concluded that no provision for income tax is required in these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended October 31, 2005 through October 31, 2008.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INCOME:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.

2.    FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

VALUATION INPUTS
--------------------------------------------------------------------------------
Level 1 - Quoted prices in active markets for identical securities   $73,248,629
Level 2 - Other significant observable inputs                          4,999,788
Level 3 - Significant unobservable inputs                                     --
                                                                     -----------
Total                                                                $78,248,417
                                                                     ===========
--------------------------------------------------------------------------------

3.    RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with Stralem & Company Incorporated (the "Investment Adviser"), the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund at a rate of 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million. Certain officers and a Trustee of the Trust are also officers of the Investment Adviser.

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative services to the Fund, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. Ultimus also maintains the records of each shareholder's account, processes purchases and redemptions of the Fund's shares and acts as dividend and distribution disbursing agent. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a minimum fee of $6,000 per month. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services. In addition, the Fund pays $6,000 annually to Ultimus to provide the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

Pursuant to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services. Certain officers of the Trust are also officers of Ultimus and the Distributor.

4.    DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in October. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the periods ended April 30, 2009 and October 31, 2008 was as follows:

--------------------------------------------------------------------------------
                                                     APRIL 30,       OCTOBER 31,
                                                       2009             2008
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                    $         --     $  1,270,753
Long-term capital gains                                      --               --
                                                   ------------     ------------
                                                   $         --     $  1,270,753
                                                   ============     ============
--------------------------------------------------------------------------------

STRALEM EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    INVESTMENT TRANSACTIONS

During the six months ended April 30, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $11,340,555 and $10,151,033, respectively.

The following information is computed on a tax basis for each item as of April 30, 2009:
--------------------------------------------------------------------------------
Cost of portfolio investments                                      $ 86,803,102
                                                                   ============
Gross unrealized appreciation                                      $  6,370,310
Gross unrealized depreciation                                       (14,924,995)
                                                                   ------------
Net unrealized depreciation                                          (8,554,685)
Accumulated undistributed net investment income                         640,326
Capital loss carryforwards                                           (1,955,297)
Net realized losses for the six months ended April 30, 2009          (5,013,357)
                                                                   ------------
Accumulated deficit                                                $(14,883,013)
                                                                   ============
--------------------------------------------------------------------------------

As of October 31, 2008, capital loss carryforwards of $1,955,297 are available to offset current and future realized capital gains, if any, prior to distribution to shareholders. These capital loss carryforwards expire October 31, 2016.

6.    CONTINGENCIES AND COMMITMENTS

Stralem Fund's Trust Instrument provides that the Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

STRALEM EQUITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses which are deducted from the Fund's gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2008) and held until the end of the period (April 30, 2009).

                                 ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------
                                    BEGINNING         ENDING
                                  ACCOUNT VALUE   ACCOUNT VALUE
                                   NOVEMBER 1,       APRIL 30,    EXPENSES PAID
                                       2008            2009       DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $ 1,000.00      $  905.40        $  8.27
Based on Hypothetical 5% Return     $ 1,000.00      $1,016.12        $  8.75

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund's Investment Advisory Agreement (the "Advisory Agreement") with Stralem & Company Incorporated, the Fund's investment adviser (the "Investment Adviser"). The approval took place at an in-person meeting held on March 31, 2009, at which all of the Trustees were present. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in Executive Session where the Trustees were advised by independent counsel of their legal and fiduciary obligations in approving the Advisory Agreement. Prior to the meeting, in a letter to the Investment Adviser, the Trustees requested extensive information from the Investment Adviser including performance and expense information and other material as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Trustees determined that the overall arrangement between the Fund and the Investment Adviser was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

NATURE, EXTENT AND QUALITY OF THE INVESTMENT ADVISER'S SERVICES

The Trustees considered the responsibilities of the Investment Adviser under the Advisory Agreement,

noting that the Investment Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees discussed the qualifications, backgrounds and responsibilities of the Investment Adviser's investment personnel. The Trustees considered the Investment Adviser's compliance program and its commitment to compliance. The Trustees also considered their knowledge of the nature and quality of the services provided by the Investment Adviser to the Fund.

The Trustees considered the Investment Adviser's responsibilities with regards to brokerage selection. The Trustees also reviewed the Investment Adviser's participation in a "soft dollar" arrangement, discussing the benefits accruing to the Investment Adviser and its clients including the Fund from this arrangement.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature and quality of the services that the Investment Adviser provides to the Fund.

INVESTMENT PERFORMANCE

The Trustees reviewed comparative performance information which was derived from Morningstar, Inc. They compared the Fund against all funds in the Morningstar Large Cap Blend category and to those Large Cap Blend funds of comparable asset size (i.e., funds with assets between $50 and $350 million). In reviewing the comparative performance the Board considered that the Fund's average annual total returns were higher than the S&P 500 Index as well as the average returns for Morningstar's Large Cap Blend category for the one year, three years and five years ended December 31, 2008. The Trustees also noted that the Fund is rated five stars overall and for the three year and five year periods ended February 28, 2009.

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

The Trustees concluded that the Fund had outperformed the S&P 500 Index and the average returns for the Morningstar Large Cap Blend category.

ADVISORY FEES AND EXPENSE RATIOS

The Trustees reviewed the advisory fee rate paid by the Fund to the Investment Adviser and the Fund's expense ratio. They compared the advisory fee paid by the Fund against the advisory fees paid by all funds in the Morningstar Large Cap Blend category and to those Large Cap Blend funds of comparable asset size (i.e., funds with assets between $50 and $350 million). The Trustees considered that the Fund's advisory fee was higher than the average advisory fee for all funds included in Morningstar's Large Cap Blend category and was also higher than the average advisory fee charged by funds in Morningstar's Large Cap Blend category with assets ranging from $50 to $350 million. The Board noted, however, that although the Fund's total expense ratio and advisory fee were each higher than the respective averages for the Large Cap Blend category, the Fund's overall expense ratio, taking into account the Fund's performance and other factors, was competitive with the category. The Trustees further noted that, when the Fund's overall expense ratio was compared to Large Cap Blend funds with assets ranging between $50 and $350 million, the Fund's expense ratio was even more competitive.

The Board also considered that in connection with the creation of a new class of shares, the Investment Adviser intended to propose a one year cap on the Fund's expenses of 1.50% per annum for existing shareholders which would bring the expense ratio back to the levels of October, 2008. They noted that the Investment Adviser may recoup any fees waived or expenses reimbursed within a three-year period from the date the fees and/or expenses were incurred if the reimbursement does not cause the Fund's operating expenses to exceed 1.50%. The Trustees considered that in light of all of the information provided the fees were reasonable.

FEES RELATIVE TO THE INVESTMENT ADVISER'S OTHER CLIENTS

The Trustees received the Investment Adviser's Form ADV and reviewed information about the services and fee rates offered to other clients of the Investment Adviser for comparable services. The Trustees noted that the fees paid by the Fund to the Investment Adviser were higher than those paid by the Investment Adviser's managed accounts. The Trustees considered that the Fund, as a registered investment company, was more difficult, time-consuming and expensive to manage than the Investment Adviser's managed accounts and concluded that the fee rates charged to the Fund in comparison to those charged to the managed accounts were reasonable.

ECONOMIES OF SCALE

The Trustees noted that the Fund's investment advisory fee schedule includes the following fee breakpoints wherein the advisory fee percentage will decline as the Fund's assets increase:

      o     1.25% of the first $50 million

      o     1.00% of the next $50 million

      o     0.75% in excess of $100 million

STRALEM EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

The Trustees acknowledged this economy of scale, but noted that at the present time, the Fund has not realized any significant economies of scale and that in fact, since the Fund's fiscal year end of October 31, the Fund's expense ratio had increased due to a decline in assets following a weakened market and shareholder redemptions. The Board reiterated that in connection with the creation of a new class of shares, the Investment Adviser intended to propose a one year cap on the Fund's expenses of 1.50% per annum for existing shareholders which would bring the expense ratio back to the levels of October, 2008. The Board observed that, if the Fund can grow in assets, the breakpoints will reduce the level of fees paid to the Investment Adviser and result in better economies of scale.

FINANCIAL CONDITION AND PROFITABILITY OF THE INVESTMENT ADVISER

The Trustees considered the financial condition of the Investment Adviser by reviewing its October 31, 2008 audited financial statements. The Trustees also reviewed the Investment Adviser's total assets under management, concluding that the Investment Adviser is financially capable of satisfying its obligations under the Advisory Agreement. The Trustees also reviewed an analysis provided by the Investment Adviser regarding its profitability under the Advisory Agreement. The Trustees concluded that the level of profitability of the Investment Adviser was not excessive in light of the level and quality of services provided by the Investment Adviser.

STRALEM EQUITY FUND
ADDITIONAL INFORMATION (UNAUDITED)
================================================================================

TRUSTEE COMPENSATION
-------------------------------------------------------------------------------------------
                          AGGREGATE        PENSION OR                          TOTAL
                        COMPENSATION       RETIREMENT                       COMPENSATION
                        FROM THE FUND       BENEFITS        ESTIMATED      FROM THE FUND
                         FOR THE SIX       ACCRUED AS         ANNUAL          AND FUND
                        MONTHS ENDED     PART OF FUND'S   BENEFITS UPON     COMPLEX PAID
                       APRIL 30, 2009       EXPENSES        RETIREMENT       TO TRUSTEES
-------------------------------------------------------------------------------------------
Philippe E. Baumann          None             None             None              None
Kenneth D. Pearlman        $3,000             None             None            $3,000
Michael T. Rubin           $3,000             None             None            $3,000
Jean Paul Ruff             $3,000             None             None            $3,000
-------------------------------------------------------------------------------------------

None of the Trustees and officers of the Fund receives any compensation, other than Trustees' fees, from the Fund. Each Trustee receives a fee of $1,000 for each regularly scheduled meeting attended in person. As an interested person of the Fund, Mr. Baumann receives no compensation for his service as a Trustee. In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least four meetings per year. Trustees' out-of-pocket expenses of $1,794 were claimed or reimbursed during the six months ended April 30, 2009.

PROXY VOTING POLICIES AND PROCEDURES

A description of Stralem Equity Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem Equity Fund toll free at (866) 822-9555 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. The Fund's proxy voting record for the most recent 12-month period ended June 30th is available from the SEC's website at www.sec.gov or upon request by calling Stralem at the above number.

QUARTERLY PORTFOLIO HOLDINGS

The Fund's Form N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year is available on the SEC's website at http://www.sec.gov or is available upon request, without charge, by calling Stralem Equity Fund toll free at (866) 822-9555.

HOUSEHOLDING

The Fund will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same "household." This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be "householded," please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND
FUND OFFICERS AND TRUSTEES (UNAUDITED)
================================================================================

                               EXECUTIVE OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                         Adam S. Abelson, Vice President
                      Andrea Baumann Lustig, Vice President
                            Mark J. Seger, Treasurer
                 Hirschel B. Abelson, Senior Assistant Treasurer
                            John F. Splain, Secretary
                    Joann Paccione, Chief Compliance Officer/
              Senior Assistant Treasurer/Senior Assistant Secretary

                                              TRUSTEES
--------------------------------------------------------------------------------------------------
                                 POSITION(S)     LENGTH OF
                                  HELD WITH        TIME        PRINCIPAL OCCUPATION
NAME/AGE                          THE TRUST       SERVED*      DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Philippe E. Baumann (78)         Trustee and     36 years      Executive Vice President and
                                  President                    Director of the Investment Adviser
--------------------------------------------------------------------------------------------------
Kenneth D. Pearlman (78)           Trustee       36 years      Retired
--------------------------------------------------------------------------------------------------
Michael T. Rubin (68)              Trustee       11 years      Retired
--------------------------------------------------------------------------------------------------
Jean Paul Ruff (74)                Trustee       29 years      President and Chairman,
                                                               Hawley Fuel Coal, Inc.
--------------------------------------------------------------------------------------------------

* Includes service as a Director of Stralem Fund, Inc., a Delaware corporation and the Trust's prior corporate identity.


                               INVESTMENT ADVISER

                         Stralem & Company Incorporated
                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. The Fund can suffer losses as well as gains.

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



                      This page intentionally left blank.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stralem Fund
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date          June 19, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Philippe E. Baumann
                              --------------------------------------------------
                                    Philippe E. Baumann, President

Date          June 19, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 19, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.